THE MAINSTAY FUNDS
                                   Value Fund
                                Equity Index Fund
                                Convertible Fund

                         Supplement dated March 18, 1999
                       to the Prospectus dated May 1, 1998


Richard A. Rosen has assumed Jeffrey A. Simon's responsibilities as a Portfolio Manager of the Value Fund. Accordingly, Mr. Simon's biography which appears on page 46 of the prospectus is hereby deleted and replaced with Mr. Rosen's biography as follows: Mr. Rosen is a Director at MacKay-Shields in the Equity Division. He joined MacKay-Shields in January 1999 after working as a Managing Director responsible for equity securities at Prudential Investments from August 1991 to January 1999.

Stephen B. Killian serves as a Portfolio Manager of the Equity Index Fund. Accordingly, Mr. Killian's biography is hereby added to page 41 of the prospectus as follows: Mr. Killian is a Vice President with portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies at Monitor Capital. He joined Monitor Capital in 1997 after working as a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997. Effective March 18, 1999, Jefferson C. Boyce replaced James A. Mehling as a Portfolio Manager of the Equity Index Fund. Accordingly, Mr. Boyce's biography replaces Mr. Mehling's biography on page 41 of the prospectus as follows: Mr. Boyce has been the Chairman and Chief Executive Officer of Monitor Capital since 1997. Prior to that he was the Senior Vice President of Monitor Capital from 1992 to 1997. Mr. Boyce is also a Senior Vice President at New York Life Insurance Company and serves as an officer and/or director of various other subsidiaries and affiliated entities of New York Life Insurance Company.

Effective March 29, 1999, the Convertible Fund will begin accepting purchase orders from new investors. Accordingly, the language in italics at the bottom of page 43 of the prospectus should be deleted as of such date.




                                                                    MSPS13-03/99

                               THE MAINSTAY FUNDS
                                   Value Fund
                                Equity Index Fund
                                Convertible Fund

                         Supplement dated March 18, 1999
                    to the Prospectus dated September 1, 1998


Richard A. Rosen has assumed Jeffrey A. Simon's responsibilities as a Portfolio Manager of the Value Fund. Accordingly, Mr. Simon's biography which appears on page 61 of the prospectus is hereby deleted and replaced with Mr. Rosen's biography as follows: Mr. Rosen is a Director at MacKay-Shields in the Equity Division. He joined MacKay-Shields in January 1999 after working as a Managing Director responsible for equity securities at Prudential Investments from August 1991 to January 1999.

Stephen B. Killian serves as a Portfolio Manager of the Equity Index Fund. Accordingly, Mr. Killian's biography is hereby added to page 60 of the prospectus as follows: Mr. Killian is a Vice President with portfolio management responsibility for international equity funds, active quantitative equity portfolios and development of quantitative strategies at Monitor Capital. He joined Monitor Capital in 1997 after working as a Partner and Senior Portfolio Manager at RhumbLine Advisers from 1992 to 1997. Effective March 18, 1999, Jefferson C. Boyce replaced James A. Mehling as a Portfolio Manager of the Equity Index Fund. Accordingly, Mr. Boyce's biography replaces Mr. Mehling's biography on page 60 of the prospectus as follows: Mr. Boyce has been the Chairman and Chief Executive Officer of Monitor Capital since 1997. Prior to that he was the Senior Vice President of Monitor Capital from 1992 to 1997. Mr. Boyce is also a Senior Vice President at New York Life Insurance Company and serves as an officer and/or director of various other subsidiaries and affiliated entities of New York Life Insurance Company.

Effective March 29, 1999, the Convertible Fund will begin accepting purchase orders from new investors. Accordingly, the language in italics at the bottom of page 38 of the prospectus should be deleted as of such date.



                                                                    MSPS14-03/99